EAGLE GROWTH AND INCOME OPPORTUNITIES FUND

INTERIM ADVISORY AGREEMENT

This Interim Advisory Agreement is hereby effective as of August 31, 2019 (the “Agreement”) between Eagle Growth and Income Opportunities Fund, a Delaware statutory trust (the “Fund”), and THL Credit Advisors LLC, a Delaware limited liability company (“THL Credit” or the “Adviser”).

WITNESSETH:

WHEREAS, the Fund is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”); and

WHEREAS, the Fund desires to retain THL Credit to provide investment advisory services to the Fund, and THL Credit is willing to provide or procure such services on the terms and conditions hereinafter set forth;

NOW, THEREFORE, in consideration of the covenants and the mutual promises hereinafter set forth, the parties hereto, intending to be legally bound hereby, mutually agree as follows:

ARTICLE I. APPOINTMENT

A.    Appointment. The Fund hereby appoints THL Credit to act as Adviser to the Fund for the period and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to provide the advisory services herein described, for the compensation herein provided.

ARTICLE II. ADVISORY SERVICES

A.    Advisory Duties of Adviser. Subject to the supervision of the Board of Trustees of the Fund (the “Board”), the Adviser shall manage all aspects of the advisory operations of the Fund and the composition of the Fund’s portfolio, including the purchase, retention and disposition of securities therein, in accordance with the investment objectives, policies and restrictions of the Fund, in conformity with the Agreement, as amended from time to time, Declaration of Trust of the Fund (such Declaration of Trust, as in effect on the date hereof and as amended from time to time, is herein called the “Declaration of Trust”) and By-Laws of the Fund (such By-Laws, as in effect on the date hereof and as amended from time to time, are herein called the “By-Laws”); under the instructions and directions of the Board; and in accordance with the applicable provisions of the 1940 Act and the rules and regulations thereunder, the provisions of the Internal Revenue Code of 1986, as amended (the “Code”) relating to regulated investment companies and all rules and regulations thereunder, and all other applicable federal and state laws and regulations. In connection with the services provided under this Agreement, the Adviser will use its best efforts to manage the Fund so that it will qualify as a regulated investment company under Subchapter M of the Code. In managing the Fund in accordance with the requirements set out in this Section, the Adviser will be entitled to receive and act upon advice of counsel for the Fund.

1.    Fund Management. The Adviser will determine the securities and other instruments to be purchased, sold or entered into by the Fund and place orders with broker-dealers, foreign currency dealers, futures commission merchants or others pursuant to the Adviser’s determinations and all in accordance with the policies as set out in the Fund’s Prospectus or as adopted by the Board and disclosed to the Adviser. The Adviser will determine what portion of the Fund’s portfolio will be invested in securities and other assets and what portion, if any, should be held uninvested in cash or cash equivalents. The Fund will have the benefit of the investment analysis and research, the review of current economic conditions and trends and the consideration of long-range investment policy generally available to the Adviser’s investment advisory clients.

2.    Selection of Brokers. Subject to the policies established by, and any direction from, the Board, the Adviser will be responsible for selecting the brokers or dealers that will execute the purchases and sales for the Fund. The Adviser will place orders pursuant to its determination with or through such persons, brokers or dealers in conformity with the policy with respect to brokerage as set forth in the Fund’s Registration Statement or as the

Board may direct from time to time. It is recognized that, in providing the Fund with investment supervision or the placing of orders for Fund transactions, the Adviser will give primary consideration to securing the most favorable price and efficient execution. Consistent with this policy, the Adviser may consider the financial responsibility, research and investment information and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which other clients of the Adviser may be a party. It is also understood that it is desirable for the Fund that the Adviser have access to supplemental investment and market research and security and economic analyses provided by certain brokers who may execute brokerage transactions at a higher cost to the Fund than may result when allocating brokerage to other brokers on the basis of seeking the most favorable price and efficient execution. Therefore, the Adviser or any subadviser is authorized to place orders for the purchase and sale of securities for the Fund with such certain brokers, subject to review by the Board from time to time with respect to the extent and continuation of this practice. It is understood that the services provided by such brokers may be useful to the Adviser or any subadviser in connection with its services to other clients.

Subject to the foregoing, it is understood that the Adviser will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Fund or be in breach of any obligation owing to the Fund under this Agreement, or otherwise, solely by reason of its having directed a securities transaction on behalf of the Fund to a broker-dealer in compliance with the provisions of Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), and the rules and interpretations of the Securities and Exchange Commission (“SEC”) thereunder, or as otherwise permitted from time to time by the Fund’s registration statement.

The Adviser may, on occasions when it deems the purchase or sale of a security to be in the best interests of the Fund as well as its other clients, aggregate, to the extent permitted by applicable laws, rules and regulations, the securities to be sold or purchased in order to obtain the best net price and the most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, shall be made by the Adviser in the manner it considers to be the most equitable and consistent with its obligations to the Fund and to such other clients.

3.    Delegation of Investment Advisory Services. Subject to the prior approval of a majority of the members of the Board, including a majority of the Board who are not “interested persons” and, to the extent required by applicable law, by the shareholders of the Fund, the Adviser may, through a subadvisory agreement or other arrangement, delegate to a subadviser any of the duties enumerated in this Agreement, including the management of all or a portion of the assets being managed. Subject to the prior approval of a majority of the members of the Board, including a majority of the Board who are not “interested persons” and, to the extent required by applicable law, by the shareholders of the Fund, the Adviser may adjust such duties, the portion of assets being managed, and the fees to be paid by the Adviser; provided, that in each case the Adviser will continue to oversee the services provided by such company or employees and any such delegation will not relieve the Adviser of any of its obligations under this Agreement.

4.    Instructions to Custodian. The Adviser or any subadviser shall provide the Fund’s custodian on each business day with information relating to the execution of all portfolio transactions pursuant to standing instructions.

5.    Valuation. The Adviser will provide assistance to the Board in valuing the securities and other instruments held by the Fund, to the extent reasonably required by such valuation policies and procedures as may be adopted by the Fund.

B.    Books and Records. The Adviser agrees to maintain, in the form and for the period required by Rule 31a-2 under the 1940 Act or such longer period as the Fund may direct, all records relating to the Adviser’s services under this Agreement and the Fund’s investments made by the Adviser as are required by Section 31 under the 1940 Act, and rules and regulations thereunder, and by other applicable legal provisions, including the Investment Advisers Act of 1940, as amended, the 1934 Act, the Commodities Exchange Act, and rules and regulations thereunder, and the Fund’s compliance policies and procedures, and to preserve such records for the periods and in the manner required by that Section, and those rules, regulations, legal provisions and compliance policies and procedures. In compliance with the requirements of Rule 31a-3 under the 1940 Act, any records required to be maintained and preserved pursuant to the provisions of Rule 31a-1 and Rule 31a-2 promulgated under the 1940 Act which are prepared or maintained by the Adviser on behalf of the Fund are the property of the Fund and shall be surrendered promptly to the Fund on request.

C.    Advisory Services Not Exclusive. The Adviser’s services to the Fund pursuant to this Agreement are not exclusive and it is understood that the Adviser may render investment advice, management and services to other persons (including other investment companies) and engage in other activities, so long as its services under this Agreement are not impaired by such other activities. It is understood and agreed that officers or directors of the Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, trustees or directors of any other firm, trust or corporation, including other investment companies. Whenever the Fund and one or more other accounts or investment companies advised by the Adviser have available funds for investment, and the Adviser has not delegated to a subadviser the responsibility for the management of all of the assets of the Fund, investments suitable and appropriate for each will be allocated in accordance with procedures believed by the Adviser to be equitable to each entity over time. Similarly, opportunities to sell securities will be allocated in a manner believed by the Adviser to be equitable to each entity over time. The Fund recognizes that in some cases this procedure may adversely affect the size of the position that may be acquired or disposed of for the Fund.

ARTICLE III. EXPENSES

A.    Expenses Borne by Adviser.

1.    In connection with the services rendered by the Adviser under this Agreement, the Adviser will bear all of the following expenses:

(i)    The salaries and expenses of all personnel of the Fund and the Adviser, except the fees and expenses of Trustees who are not interested persons of the Adviser or of the Fund, and the salary of the Fund’s Chief Compliance Officer that the Board approves for payment by the Fund; and

(ii)    All expenses incurred by the Adviser in connection with managing the investment operations of the Fund other than those assumed by the Fund or administrator of the Fund or other third party under a separate agreement.

B.    Expenses Borne by the Fund.

1.    The Fund assumes and will pay its expenses, including but not limited to those described below:

(i)    The fees of any investment adviser or expenses otherwise incurred by the Fund in connection with the management of the investment and reinvestment of the assets of the Fund;

(ii)    Brokers’ commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions on behalf of the Fund;

(iii)    Litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business;

(iv)    The fees and expenses of Trustees who are not interested persons of the Adviser or any investment adviser, and the salary of the Fund’s Chief Compliance Officer that the Board approves for payment by the Fund;

(v)    The fees and expenses of the Fund’s custodian which relate to: (a) the custodial function and the recordkeeping connected therewith; (b) the preparation and maintenance of the general required accounting records of the Fund not being maintained by the Adviser; (c) the pricing of the Fund’s portfolio securities, including the cost of any pricing service or services which may be retained pursuant to the authorization of the Trustees of the Fund; and (d) for both mail and wire orders, the cashiering function in connection with the issuance and redemption of the Fund’s shares;

(vi)    The fees and expenses of the Fund’s transfer and dividend disbursing agent, which may be a custodian of the Fund, which relate to the maintenance of each shareholder account;

(vii)    The fees and expenses of the Fund’s administrator and accounting agent;

(viii)    The charges and expenses of legal counsel (including legal counsel to the Trustees who are not interested persons of the Adviser), the Chief Compliance Officer and independent accountants for the Fund;

(ix)    All taxes and business fees payable by the Fund to federal, state or other governmental agencies;

(x)    The fees of any trade association of which the Fund may be a member;

(xi)    The cost of share certificates representing the Fund’s shares, if any;

(xii)    The cost of fidelity, Trustees and officers and errors and omissions insurance;

(xiii)    Allocable communications expenses with respect to investor services and all expenses of shareholders’ and Trustees meetings and of preparing, printing and mailing prospectuses, proxies and other reports to shareholders in the amount necessary for distribution to the shareholders;

(xiv)    The fees and expenses involved in registering and maintaining registrations of the Fund and of its shares with the SEC, registering the Fund with a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the Fund’s registration statements and prospectuses for filing under federal and state securities laws for such purposes; and

(xv)    The expenses of issue, sale and repurchase of shares in the Fund, including expenses of conducting tender or repurchase offers for purposes of repurchasing Fund shares.

ARTICLE IV. COMPENSATION

Compensation.    For the services provided and the facilities furnished pursuant to this Agreement, the Fund will pay to the Adviser by the 2nd business day of each month as full compensation therefor a fee at the annual rate of 0.85% of the average daily value of the Fund’s Managed Assets, as such term is defined herein. For purposes of calculating the advisory fee, the Fund’s “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). Borrowings for investment purposes include any form or combination of financial leverage instruments, such as borrowings from banks or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares or notes and leverage attributable to reverse repurchase agreements, dollar rolls or similar transactions.

The Adviser may from time to time agree not to impose all or a portion of its fee otherwise payable under this Agreement and/or undertake to pay or reimburse the Fund for all or a portion of its expenses not otherwise required to be paid by or reimbursed by the Adviser. Unless otherwise agreed, any fee reduction or undertaking may be discontinued or modified by the Adviser at any time. For the month and year in which this Agreement becomes effective or terminates, there will be an appropriate pro ration of any fee based on the number of days that the Agreement is in effect during such month and year, respectively.

ARTICLE V. ADDITIONAL OBLIGATIONS OF THE FUND

A.    Documents. The Fund has delivered to the Adviser copies of each of the following documents and will deliver to it all future amendments and supplements, if any:

1.    Declaration of Trust, filed with the Secretary of the State of Delaware;

2.    By-Laws;

3.    Certified Resolutions of the Board authorizing the appointment of the Adviser and approving the form of this Agreement;

4.    Registration Statement under the 1940 Act and the Securities Act of 1933, as amended, on Form N-2 (the “Registration Statement”), as filed with the SEC, relating to the Fund and the Fund’s shares and all amendments thereto;

5.    Notification of Registration of the Fund under the 1940 Act on Form N-8A as filed with the SEC and all amendments thereto; and

6.    The form of Prospectus and Statement of Additional Information of the Fund pursuant to which the Fund’s shares are offered for sale to the public (such Prospectus and Statement of Additional Information, as currently in effect and as amended or supplemented from time to time, being herein called collectively the “Prospectus”).

ARTICLE VI. LIMITATION OF LIABILITY

A.    Limitation of Liability of Adviser. Notwithstanding any other provisions of this Agreement, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or reckless disregard of its obligations and duties hereunder, the Adviser, including its officers, directors, members, shareholders, employees and partners, shall not be subject to any liability to the Fund, or to any shareholder, officer, director, partner, employee or Trustee thereof, for any act or omission in the course of, or connected with, rendering services hereunder.

B.    Limitation of the Fund and Shareholders. It is understood and expressly stipulated that none of the Trustees, officers, agents or shareholders of the Fund shall be personally liable hereunder. All persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Fund.

ARTICLE VII. MISCELLANEOUS

A.    Adviser Personnel. The Adviser shall authorize and permit any of its directors, officers and employees who may be elected or appointed as Trustees or officers of the Fund to serve in the capacities in which they are elected or appointed. Services to be furnished by the Adviser under this Agreement may be furnished through the medium of any of such directors, officers or employees. The Adviser shall make its directors, officers and employees available to attend Fund Board meetings as may be reasonably requested by the Board from time to time. The Adviser shall prepare and provide such reports on the Fund and its operations as may be reasonably requested by the Board from time to time.

B.    Duration. This Agreement shall become effective on the date first set forth above, such date being the date on which this Agreement has been executed following the approval of the Board, including all of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Adviser or the Fund. This Agreement is an “interim agreement” within the meaning of Rule 15a-4 under the 1940 Act. This Agreement shall terminate no later than the earliest of (i) 150 days from the date hereof; (ii) the execution of a subsequent investment management agreement that has been approved by a vote of a majority of the holders of the outstanding voting securities (as defined in the 1940 Act) of the Fund; and (iii) the effective date of the termination of this Agreement pursuant to Article VII.C below.

C.    Termination. This Agreement may be terminated at any time, without the payment of any penalty, by the Trustees of the Fund or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by the Adviser at any time, without the payment of any penalty, on not more than sixty (60) days’ nor less than thirty (30) days’ written notice to the other party. This Agreement shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

D.    Independent Contractor. Except as otherwise provided herein or authorized by the Board from time to time, the Adviser shall for all purposes herein be deemed to be an independent contractor and shall have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.

E.    Amendment. This Agreement may be amended in accordance with the 1940 Act, provided that any amendment, alteration, waiver or modification shall be in writing duly executed by the proper officials of the parties hereto, and no amendment to this Agreement shall be effective until approved by vote of the Board, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party.

F.    Notice. Any notice or other communication required to be given pursuant to this Agreement shall be deemed duly given if delivered or mailed by registered mail, postage prepaid, (1) to the Adviser at 100 Federal Street, 31st Floor Boston, MA, 02110, Attention: Sabrina Rusnak-Carlson, General Counsel; or (2) to the Fund at 100 Federal Street, 31st Floor Boston, MA, 02110, Attention: Chief Legal Officer.

G.    Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

H.    Use of Name. The Fund may use any name including the name THL Credit or any derivative thereof for so long as this Agreement or any other agreement between the Adviser or any other affiliate and the Fund or any extension, renewal or amendment thereof remains in effect, including any similar agreement with any organization which shall have succeeded to the Adviser’s business as investment adviser. At such time as such an agreement shall no longer be in effect, the Fund will (to the extent that it lawfully can) cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser or any organization that shall have so succeeded to its respective business.

I.    Captions and Headings. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

J.    No Third-Party Beneficiaries. No person or entity not a party to this Agreement shall be deemed a third-party beneficiary of this Agreement.

K.    Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

L.    Interpretation of Law. As used in this Agreement, terms shall have the same meaning as such terms have in the 1940 Act. Where the effect of a requirement of the federal securities laws reflected in any provision of this Agreement is made less restrictive by a rule, regulation or order of the SEC, whether of special or general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the date set forth above. This Agreement may be signed in counterparts.

THL CREDIT ADVISORS LLC

Attest:	/s/ Brian Good	By:
Name: Brian Good		Name:
Title: Senior Managing Director		Title:

EAGLE GROWTH AND INCOME OPPORTUNITIES FUND

Attest:	/s/ Brian Good	By:
Name: Brian Good		Name:
Title: President and Principal Executive Officer		Title:

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the date set forth above. This Agreement may be signed in counterparts.

THL CREDIT ADVISORS LLC

Attest:	By:	/s/ James Fellows
Name:	Name: James Fellows
Title:	Title: Chief Investment Officer

EAGLE GROWTH AND INCOME OPPORTUNITIES FUND

Attest:	By:
Name:	Name:
Title:	Title:

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the date set forth above. This Agreement may be signed in counterparts.

THL CREDIT ADVISORS LLC

Attest:	By:
Name:	Name:
Title:	Title:

EAGLE GROWTH AND INCOME OPPORTUNITIES FUND

Attest:	By:	/s/ Andrew J. Morris
Name:	Name: Andrew J. Morris
Title:	Title: Chief Compliance Officer